IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Cash Generating Units (Details) $ in Millions	Dec. 31, 2019 USD ($)
Lumwana | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 1,307
Bulyanhulu | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	579
Veladero [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	692
Loulo Gounkoto | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	4,198
Pascua-Lama | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	153
Silver Wheaton Corp. | Pascua-Lama
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 253